Prepaid Expenses and Other Current Assets (Details)		6 Months Ended
	Dec. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)
Prepaid Expenses and Other Current Assets [Abstract]
Percentage of disposal proceeds		99.00%	99.00%
Disposal proceeds receivables		$ 50,000
Purchase value		50,986
Amortization	$ 14,002
Purchase value		36,984
Remaining other receivables balance | ¥			¥ 1,500
Advance from business expenses		$ 669